Risk - Summary of Changes in Liabilities Arising From Financing Activities (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	R$ 10,511	R$ 17,843
Cash flows	(85,000)	(75,053)
Other	82,266	67,721
Ending balance		10,511
Dividends payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	10,511	17,843
Cash flows	(85,000)	(75,053)
Other	R$ 82,266	67,721
Ending balance		R$ 10,511